Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 6 – Subsequent Events

RM Materials, LLC was issued 61,511,800 the Company’s common units, of which 41,007,200 VTNA common units were issued on April 5, 2021 and are subject to repurchase by VitaNova Solar Partners, LLC for a price of $0.0001 per VTNA common units. Of the 41,007,400 VTNA common units Common Units subject to repurchase, 20,503,600 VTNA Common Units will be released from repurchase if a contemplated $3,000,000 VTNA private placement is completed by December 31, 2021; and 20,503,600 VTNA Common Units will be released from repurchase if, prior to December 31, 2022, VTNA completes a “sale lease back” of a solar powered property from which VTNA receives gross proceeds of a least $6,000,000.

Note 7 – Subsequent Events

On February 5, 2021, Ms. Louise Lowe resigned as a member of the Company’s board. She had no disagreements with management.

On March 12, 2021, the Company received an additional $205,000 and issued 20,503,600 shares of the Company’s stock and 20,503,600 warrants, with each warrant to purchase one share of the Company’s stock at $0.20/share. The warrants expire on September 30, 2022.